U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

June 17, 2009

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 348 to the Trust’s Registration Statement for the purpose of adding three new Funds to the Trust as part of the Hodges Family of Funds:  the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund (the “Funds”).

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective on August 31, 2009.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures